Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Details of Investment in Associates

Associates	December 31, 2023	December 31, 2024
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	277,076	293,089
Daypower Energy Co., Ltd. (“Daypower Energy”)	13,466	27,124
	290,542	320,213

Summarized Financial Information for Investment in Material Associates

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Profit for the year from continuing operations	453,715	1,714	2,683
Other comprehensive (loss) income, net of income tax	(28,254)	12,993	16,978
Total comprehensive income	425,461	14,707	19,661